RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2022
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

29.RELATED PARTY TRANSACTIONS

Key management compensation

Key management includes Directors (executive and non-executive) and senior management. The compensation paid to related parties in respect of key management for employee services during the period was made from Argo Innovation Labs Inc., amounting to: £75,955 (2021 - £36,769) paid to POMA Enterprises Limited in respect of fees of Matthew Shaw (Non-executive director); £571,931 (2021 - £566,591) due to Vernon Blockchain Inc in respect of fees of Peter Wall (CEO).Maria Perrella and Raghav Chopra (Non-executive directors) were paid £66,175 and £96,653 as at year end respectively.

From Argo Blockchain PLC, Alex Appleton (CFO) through Appleton Business Advisors Limited was paid £587,960 (2021 - £308,359).Sarah Gow was paid £33,782 as at year end.